Goodwill and Intangible Assets, Net - Schedule of Acquired Intangible Assets (Detail) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended			12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Customer Relationships [Member] CNY	Dec. 31, 2013 Customer Relationships [Member] CNY	Dec. 31, 2014 Customer Relationships [Member] USD ($)	Dec. 31, 2014 Operating Lease Intangibles [Member] CNY	Dec. 31, 2013 Operating Lease Intangibles [Member] CNY	Dec. 31, 2014 Operating Lease Intangibles [Member] USD ($)	Dec. 31, 2014 Medical Insurance Coverage [Member] CNY	Dec. 31, 2013 Medical Insurance Coverage [Member] CNY	Dec. 31, 2014 Radiotherapy Permits [Member] CNY	Dec. 31, 2013 Radiotherapy Permits [Member] CNY	Dec. 31, 2014 Other Intangible Assets [Member] CNY	Dec. 31, 2013 Other Intangible Assets [Member] CNY	Dec. 31, 2014 Other Intangible Assets [Member] USD ($)
Intangible assets, net:
Intangible assets, net, beginning balance		116,843	146,512		75,880	98,779	$ 9,046	4,176	5,537	$ 430	25,500	28,500	7,857	9,286	3,430	4,410	$ 395
Amortization expenses	(3,717)	(23,061)	(29,669)	(28,658)	(16,383)	(22,899)		(1,270)	(1,361)		(3,000)	(3,000)	(1,428)	(1,429)	(980)	(980)
Disposal of CAH and WHT (note 4)		(28,929)									(22,500)		(6,429)
Other disposal		(3,610)			(3,388)			(222)
Intangible assets, net, ending balance	9,871	61,243	116,843	146,512	56,109	75,880	9,046	2,684	4,176	430		25,500		7,857	2,450	3,430	395
Intangible assets, cost		173,837			154,080			14,857							4,900
Less: accumulated amortization		(112,594)			(97,971)			(12,173)							(2,450)
Intangible assets, net	$ 9,871	61,243	116,843	146,512	56,109	75,880	$ 9,046	2,684	4,176	$ 430		25,500		7,857	2,450	3,430	$ 395